Shareholder Fees {- Fidelity® Series Commodity Strategy Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Series Commodity Strategy Fund Series PRO-09 | Fidelity® Series Commodity Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none